Other non-current assets and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information About Other Non-Current Assets

12.1 Other Non-Current Assets:

	2017		2016
Non-current prepaid advertising expenses	Ps.	376	Ps.	392
Guarantee deposits (1)		1,835		1,829
Prepaid bonuses		195		150
Advances to acquire property, plant and equipment		266		173
Shared based payment		151		168
Indemnifiable contingencies from business combinations (2)		4,510		8,081
Recoverable tax added in business combinations		459		488
Other		329		199

	Ps.	8,121	Ps.	11,480

(1)	As it is customary in Brazil, the Company is required to collaterize tax, legal and labor contingencies by guarantee deposits.

(2)	Corresponds to indemnifiable assets that are warranted by former Vonpar owners as per the share purchase agreement.

Disclosure of Other Financial Assets	12.2 Other Non-Current Financial Assets:

	2017		2016
Other non-current financial assets	Ps.	322	Ps.	118
Derivative financial instruments (See Note 19)		955		4,615

	Ps.	1,277	Ps.	4,733